Earning Per Share	9 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 29, 2011
Earning Per Share

2. Earnings Per Share

Basic earnings per common share amounts are calculated using the weighted-average number of common shares outstanding for the period. Diluted earnings per common share amounts are calculated using the weighted-average number of common shares outstanding for the period and include the dilutive impact of stock options and restricted stock grants using the treasury stock method.

The following table summarizes the potential dilution that could occur if options to acquire common stock were exercised or if the restricted stock grants have fully vested and reconciles the weighted-average common shares outstanding used in the computation of basic and diluted earnings per share:

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 29, 2011	October 30, 2010	October 29, 2011	October 30, 2010
	(In thousands, except per share data)
Numerator:
Net income	$4,744	$5,115	$14,148	$12,567

Denominator:
Weighted-average common shares outstanding—basic	43,538	40,406	41,601	39,030
Options and other dilutive securities	995	296	820	1,595

Weighted-average common shares outstanding—diluted	44,533	40,675	42,421	40,625

Per common share:
Basic earnings per common share	$0.11	$0.13	$0.34	$0.32
Diluted earnings per common share	$0.11	$0.13	$0.33	$0.31

Stock options to purchase common stock in the amount of 0.9 million in each of the thirteen and thirty-nine weeks ended October 29, 2011; and 1.5 million and 1.9 million in the thirteen and thirty-nine weeks ended October 30, 2010, respectively, were not included in the computation of diluted earnings per share due to its anti-dilutive effect.

2. Earnings (Loss) per Share

Basic earnings per common share amounts are calculated using the weighted-average number of common shares outstanding for the period. Diluted earnings per common share amounts are calculated using the weighted-average number of common shares outstanding for the period and include the dilutive impact of Preferred Stock and stock options using the if-converted and treasury stock methods, respectively.

In the years the Preferred Stock was outstanding, the two-class method was used to calculate basic and diluted earnings (loss) per common share since it is a participating security under ASC 260 Earnings per Share. The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Under the two-class method, basic earnings (loss) per common share is computed by dividing net earnings (loss) attributable to common share after allocation of earnings to participating securities by the weighted-average number of common shares outstanding during the year. Diluted earnings (loss) per common share is computed using the more dilutive of the two-class method or the if-converted method. In periods of net loss, no effect is given to participating securities since they do not contractually participate in the losses of the Company.

The following table summarizes the potential dilution that could occur if options to acquire common stock were exercised or converted into common stock, and reconciles the weighted-average common shares outstanding used in the computation of basic and diluted earnings per share:

	For the Fiscal Years Ended
	January 29, 2011	January 30, 2010	January 31, 2009
	(In thousands, except per share data)
Numerator:
Net Income	$16,895	$10,604	$4,606
Less: Increase in redemption value of Preferred Stock	—	(60,271)	—
Less: Preferred Stock dividends	—	(2,022)	(1,641)

Net income (loss) available to shareholders	16,895	(51,689)	2,965
Less: Income attributable to participating securities	—	—	(1,038)

Net income (loss) available to common shareholders	$16,895	$(51,689)	$1,927

Denominator:
Weighted-average common shares outstanding—basic	39,385	26,000	26,000
Options and other dilutive securities	1,522	—	—

Weighted-average common shares outstanding—diluted	40,907	26,000	26,000

Per common share:
Basic earnings (loss) per common share	$0.43	$(1.99)	$0.07
Diluted earnings (loss) per common share	$0.41	$(1.99)	$0.07

As discussed above, the Company was required to use the two-class method to compute basic and diluted earnings (loss) per common share during the period the Preferred Stock was outstanding. In fiscal year 2009, the adjustment to record the increase in redemption value of Preferred Stock (see Note 10) reduced undistributed earnings, to be allocated between common shares and participating securities, to zero for purposes of calculating earnings per share using the two-class method. As such, net losses were solely attributable to common shareholders.

Stock options to purchase 1.0 million and 0.6 million shares of common stock for the fiscal years 2009 and 2008, respectively, were outstanding but not included in the computation of diluted earnings per shares due to its anti-dilutive effect.

For the fiscal years 2009 and 2008, Preferred Stock that could be converted to 14 million shares of common stock were not included in the computation of diluted earnings per share, as the effect of doing so would have been anti-dilutive. Accordingly, dividends paid and the increase in the redemption value of Preferred Stock was deducted to arrive at net income (loss) available to common shareholders. See Note 10 for more information regarding Preferred Stock.